SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15 - SUBSEQUENT EVENTS

In September 2023 the Company’s U.S subsidiary entered into a line of credit arrangement with a commercial bank to provide it with up to $7,500 in borrowings based on borrowing base limitation. The borrowing base limitation is equivalent to: (i)85% of non-investment grade domestic receivables, plus (ii) 90% of investment grade domestic receivables, plus(iii)80% of prior 4 weeks direct labor payroll. Borrowings under the credit facility are secured by the U.S subsidiary’s assets as accounts receivable and unbilled. Borrowings under the line of credit arrangement bear interest at SOFR (5.3% as of October 31, 2023) plus 2.65% per annum which is payable monthly.

In October 2023, Israel was attacked by a terror organization and declared a war in Gaza. Currently, the operations of the Israeli subsidiary, which operates in our authentication technology reportable segment, remain unaffected. Therefore, as of the date of the issuance of these financial statements, the impact of this war on the Company’s consolidated financial statements is insignificant.